Capital Management - Additional Information (Details) - USD ($)	12 Months Ended			13 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 31, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Authorized shares, Amount	$ 3,000,000
Number of shares authorized	1,500,000,000
Ordinary shares authorized per share	$ 0.002
Net issuance of exercised warrants		6,334,134
Repurchase of shares	(11,583,705)	(7,036,236)
Payment for repurchase of shares	$ 101,067,000	$ 97,929,000	$ 2,021,000
Share-based payments, net	11,863,000
Share-based expenses	23,780,000	11,922,000	8,684,000
Exercise and vesting of share-based plans	1,853,000	153,000	3,939,000
Capital Reserve
Disclosure Of Classes Of Share Capital [Line Items]
Exercise and vesting of share-based plans	$ (11,917,000)	$ (4,898,000)	$ (5,240,000)
Class A Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	1,000,000,000
Number of shares issued	1,067,176	663,897
Proceeds from issuance of shares	$ 1,853,000	$ 153,000
Repurchased shares average price per share	$ 8.72
Par value change per share	$ 0.002	$ 0.002
Repurchase of shares	11,583,705
Payment for repurchase of shares				$ 200,000,000
Class B Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	250,000,000
Par value change per share	$ 0.002	$ 0.002
Undesignated Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized	250,000,000